UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2015

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 40.9%
Australia - 2.2%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	43,935,000	AUD	$38,637,910	(a)

Brazil - 3.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	15,660,000	BRL	4,105,843
Federative Republic of Brazil, Notes	10.000%	1/1/23	145,645,000	BRL	37,062,685
Federative Republic of Brazil, Notes	10.000%	1/1/25	109,105,000	BRL	27,116,302

Total Brazil					68,284,830

Hungary - 3.6%
Republic of Hungary, Bonds	7.500%	11/12/20	328,460,000	HUF	1,433,085
Republic of Hungary, Bonds	6.000%	11/24/23	12,485,000,000	HUF	52,200,846
Republic of Hungary, Bonds	5.500%	6/24/25	2,370,000,000	HUF	9,683,809

Total Hungary					63,317,740

Indonesia - 4.0%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	6,597,006
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	600,000,000,000	IDR	45,130,290
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	50,800,000,000	IDR	3,591,957
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	205,600,000,000	IDR	14,782,530

Total Indonesia					70,101,783

Italy - 1.0%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	11,450,000	EUR	17,631,867	(a)

Malaysia - 2.6%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	63,680,000	MYR	16,667,693
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	25,510,000	MYR	6,663,002
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	87,370,000	MYR	21,949,254

Total Malaysia					45,279,949

Mexico - 12.8%
United Mexican States, Bonds	8.500%	5/31/29	912,630,000	MXN	67,666,707
United Mexican States, Bonds	8.500%	11/18/38	737,520,000	MXN	55,535,245
United Mexican States, Senior Bonds	7.750%	11/13/42	1,407,700,000	MXN	98,894,671

Total Mexico					222,096,623

New Zealand - 2.9%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	52,010,000	NZD	40,143,316	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	12,395,000	NZD	9,565,375	(a)

Total New Zealand					49,708,691

Poland - 1.8%
Republic of Poland, Bonds	5.250%	10/25/20	77,545,000	PLN	23,279,329
Republic of Poland, Bonds	3.250%	7/25/25	27,220,000	PLN	7,413,140

Total Poland					30,692,469

Portugal - 2.5%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	958,740	EUR	1,184,259	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	32,285,000	EUR	43,073,898	(a)

Total Portugal					44,258,157

South Africa - 3.6%
Republic of South Africa, Bonds	6.750%	3/31/21	154,535,000	ZAR	11,574,015
Republic of South Africa, Bonds	6.500%	2/28/41	612,275,000	ZAR	37,113,296
Republic of South Africa, Bonds	8.750%	2/28/48	175,220,000	ZAR	13,662,735

Total South Africa					62,350,046

TOTAL SOVEREIGN BONDS (Cost - $838,549,803)					712,360,065

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Fondo de Titulizacion de Activos UCI, 2016 A2	0.136%	6/16/49	3,559,990	EUR	$3,220,044	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.126%	3/22/44	12,613,783	EUR	11,755,044	(a)(b)
MASTR Resecuritization Trust, 2008-4 A1	6.000%	6/27/36	66,728		58,245	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.118%	2/26/49	15,176,671	EUR	15,125,568	(a)(b)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.135%	12/28/50	5,363,992	EUR	5,528,734	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $44,891,397)					35,687,635

CORPORATE BONDS & NOTES - 25.0%
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 2.5%
Ford Motor Credit Co., LLC, Senior Notes	4.207%	4/15/16	9,720,000		9,919,532
Ford Motor Credit Co., LLC, Senior Notes	1.069%	1/17/17	18,245,000		18,213,345	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.186%	6/15/18	15,655,000		15,663,423	(b)

Total Automobiles					43,796,300

Media - 0.9%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	14,305,000		14,680,506

TOTAL CONSUMER DISCRETIONARY					58,476,806

FINANCIALS - 20.1%
Banks - 11.1%
Abbey National Treasury Services PLC, Senior Notes	0.692%	9/29/17	13,535,000		13,478,884	(b)
ABN AMRO Bank NV, Senior Notes	1.094%	10/28/16	10,735,000		10,776,222	(b)(c)
ANZ New Zealand International Ltd., Senior Notes	0.815%	4/27/17	4,000,000		4,003,260	(b)(c)
Banco Santander Chile, Senior Notes	1.186%	4/11/17	8,800,000		8,757,910	(b)(c)
Bank of America Corp., Senior Notes	1.329%	1/15/19	24,880,000		25,095,237	(b)
Barclays Bank PLC, Senior Notes	0.821%	12/9/16	14,510,000		14,507,229	(b)
Citigroup Inc., Senior Bonds	0.822%	3/10/17	17,110,000		17,060,261	(b)
Citigroup Inc., Senior Bonds	0.985%	4/27/18	12,550,000		12,502,298	(b)
Commonwealth Bank of Australia, Senior Notes	0.781%	9/20/16	10,415,000		10,449,380	(b)(c)
Corporacion Andina de Fomento, Senior Notes	0.844%	1/29/18	19,700,000		19,780,100	(b)
Fifth Third Bancorp, Bonds	0.701%	12/20/16	2,175,000		2,163,838	(b)
HBOS PLC, Subordinated Notes	0.979%	9/6/17	11,075,000		11,009,768	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.195%	1/25/18	22,960,000		23,111,329	(b)
Shinhan Bank, Senior Notes	0.934%	4/8/17	20,150,000		20,130,817	(b)(c)

Total Banks					192,826,533

Capital Markets - 7.4%
Deutsche Bank AG, Senior Notes	0.887%	2/13/17	20,470,000		20,429,531	(b)
Goldman Sachs Group Inc., Senior Notes	1.374%	11/15/18	48,895,000		49,192,281	(b)
Macquarie Bank Ltd., Senior Notes	0.925%	10/27/17	10,400,000		10,384,608	(b)(c)
Macquarie Group Ltd., Senior Notes	1.297%	1/31/17	9,520,000		9,569,114	(b)(c)
Morgan Stanley, Senior Notes	1.575%	4/25/18	38,555,000		39,100,939	(b)

Total Capital Markets					128,676,473

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 1.0%
American Express Credit Corp., Senior Notes	0.907%	7/31/18	17,780,000	$17,785,227	(b)

Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	2.750%	5/15/17	11,278,000	11,221,610

TOTAL FINANCIALS				350,509,843

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
HCA Inc., Senior Notes	6.500%	2/15/16	12,020,000	12,335,525

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc., Senior Notes	1.816%	9/15/16	13,390,000	13,544,306	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $435,436,240)				434,866,480

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.0%
U.S. Government Agencies - 27.0%
U.S. Treasury Notes	0.120%	7/31/16	185,250,000	185,287,421	(b)
U.S. Treasury Notes	0.134%	1/31/17	138,300,000	138,358,224	(b)
U.S. Treasury Notes	0.124%	4/30/17	146,840,000	146,837,366	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $470,436,278)				470,483,011

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,789,313,718)				1,653,397,191

			SHARES
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $118,970,109)	0.118%		118,970,109	118,970,109

TOTAL INVESTMENTS - 101.7% (Cost - $1,908,283,827#)				1,772,367,300
Liabilities in Excess of Other Assets - (1.7)%				(29,773,067)

TOTAL NET ASSETS - 100.0%				$1,742,594,233

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$712,360,065	—	$712,360,065
Collateralized mortgage obligations	—	35,687,635	—	35,687,635
Corporate bonds & notes	—	434,866,480	—	434,866,480
U.S. government & agency obligations	—	470,483,011	—	470,483,011

Total long-term investments	—	$1,653,397,191	—	$1,653,397,191

Short-term investments†	$118,970,109	—	—	118,970,109

Total investments	$118,970,109	$1,653,397,191	—	$1,772,367,300

Other financial instruments:
Futures contracts	$364,602	—	—	$364,602
Forward foreign currency contracts	—	$17,799,031	—	17,799,031

Total other financial instruments	$364,602	$17,799,031	—	$18,163,633

Total	$119,334,711	$1,671,196,222	—	$1,790,530,933

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$3,518,909	—	—	$3,518,909
Forward foreign currency contracts	—	$11,414,418	—	11,414,418

Total	$3,518,909	$11,414,418	—	$14,933,327

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,740,853
Gross unrealized depreciation	(139,657,380)

Net unrealized depreciation	$(135,916,527)

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	823	9/15	$130,929,617	$131,294,219	$364,602

Contracts to Sell:
Euro-OAT	863	9/15	138,365,294	141,884,203	(3,518,909)

Net unrealized depreciation on open futures contracts					$(3,154,307)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	8,493,000,000	USD	13,749,393	HSBC Bank USA, N.A.	8/10/15	$(1,159,682)
EUR	11,770,000	USD	13,276,678	Citibank N.A.	8/12/15	(349,047)
EUR	660,000	USD	742,666	Citibank N.A.	8/12/15	(17,752)
USD	421,662,172	EUR	372,350,000	Citibank N.A.	8/12/15	12,689,933
USD	43,257,587	AUD	55,040,000	Morgan Stanley & Co. Inc.	8/14/15	3,045,890
INR	867,000,000	USD	13,434,154	JPMorgan Chase	8/28/15	26,408
USD	355,948,015	JPY	44,260,000,000	Citibank N.A.	9/8/15	(1,304,526)
INR	4,261,000,000	USD	65,463,205	Barclays Bank PLC	9/16/15	450,905
CLP	24,507,000,000	USD	39,629,690	HSBC Bank USA, N.A.	9/16/15	(3,428,849)
CLP	7,448,000,000	USD	12,021,047	HSBC Bank USA, N.A.	9/28/15	(1,031,200)
USD	110,426,415	NZD	165,930,000	Citibank N.A.	10/16/15	1,526,957
NZD	1,510,000	USD	989,598	JPMorgan Chase	10/16/15	1,411
CLP	45,169,000,000	USD	70,018,602	HSBC Bank USA, N.A.	10/19/15	(3,499,366)
NOK	389,900,000	USD	47,594,053	HSBC Bank USA, N.A.	10/20/15	57,527
SEK	431,200,000	USD	50,686,477	HSBC Bank USA, N.A.	10/21/15	(623,996)

Total						$6,384,613

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swidish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015